Offerings - Offering: 1	May 13, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.75% First Mortgage Bonds due 2056
Maximum Aggregate Offering Price	$ 495,765,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,465.15
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of the securities to which the prospectus supplement relates is $495,765,000. The fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.